Loss per share	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Loss per share
	2018	2017	2016
Comprehensive loss for the period	$(6,968,511)	$(8,970,398)	$(9,099,562)

Weighted average number of shares
outstanding for the year:
Basic and Diluted	65,455,325	54,523,113	53,526,155

Net Income (loss) per share – Basic & diluted	(0.11)	(0.16)	(0.17)

In periods in which a loss results, all outstanding stock options are excluded from the fully diluted loss per share calculations as their effect is anti-dilutive.